Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 3,902	$ 4,145	$ 4,802
Deferred	(77)	128	59
Total income tax expense	$ 3,825	$ 4,273	$ 4,861